Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001177017
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2020
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020